Commitments and Contingencies (Details)	Aug. 31, 2025 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Common stock received	$ 500,000
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Gross proceeds	$ 4,000,000
Cash fee	250,000
Purchase of warrants	$ 250,000